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                               THE COVENTRY GROUP


September 28, 2007


U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459

Re:      The Coventry Group (the "Registrant");
         File Nos. 33-44964 and 811-06526

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 129, which was filed with the Commission on September 21, 2007 and
(ii) that Post-Effective Amendment No. 129 has been filed electronically with the Commission.



Very truly yours,


/s/ Linda A. Durkin
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Linda A. Durkin
Treasurer